UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (7,790,803)	$ (6,265,067)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation	57,076	46,243
Amortization	582,730	462,000
loss of investment	434,669	0
Provision for doubtful accounts	1,532,710	387,319
Long live assets impairment		2,371,803
Deferred taxes expense (benefit)	(38,125)	32,061
Amortization of ROU	153,308
Stock-base compensations for consulting service	10,134
Change in operating assets and liabilities
Accounts receivable	1,636,428	68,902
Other receivables	931	(37,884)
Prepayments	(45,538)	399,966
Long-term deposits	(4,088)	(997)
Accounts payable	(1,077,656)	1,893,513
Deferred revenue	339,367	(147,023)
Other payables and accrued liabilities	395,898	20,743
Operating lease liability	(138,934)
Taxes payable	(41,662)	(172,155)
Net cash used in operating activities	(3,993,555)	(940,576)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of equipment		(432,119)
Purchase of software		(540,714)
Purchase of short-term investment		(12,640,078)
Net cash provided by (used in) investing activities		(13,612,911)
CASH FLOWS FROM FINANCING ACTIVITIES:
Net proceeds from issuance of common stock in initial public offering		20,915,816
Proceeds from bank loans	3,654,810	5,409,435
Repayment for bank loans	(4,387,377)	(3,894,262)
Repayment for short term loan - related party		47,756
Net cash (used in) provided by financing activities	(732,567)	22,478,745
EFFECT OF EXCHANGE RATE CHANGES	(146,501)	(12,176)
NET CHANGE IN CASH	(4,872,623)	7,913,082
CASH, beginning of period	6,293,415	1,682,526
CASH, end of period	1,420,792	9,595,608
SUPPLEMENTAL CASH FLOW INFORMATION:
Cash paid for income tax	1,515	124,415
Cash paid for interest	202,028	171,572
NON-CASH INVESTING AND FINANCING ACTIVITIES:
Deferred initial offering costs net against additional paid-in capital		659,012
Initial recognition of operating right of use asset and lease liability	787,738
Elimination of operating right of use asset and lease liability upon termination of operating lease	$ 772,501